Principal Funds, Inc.
Supplement dated October 4, 2017
to the Statutory Prospectus dated April 7, 2017 as revised May 2, 2017
(as supplemented June 16, 2017 and September 15, 2017)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Funds Inc | Opportunistic Municipal Fund [Member]
OPPORTUNISTIC MUNICIPAL FUND
In the Performance section, delete the Average Annual Total Returns table and the subsequent paragraph, and replace with the following:
Average Annual Total Returns - Principal Funds Inc - Opportunistic Municipal Fund [Member]	Label	1 Year	Since Inception
Bloomberg Barclays Municipal Bond Index [Member]	Bloomberg Barclays Municipal Bond Index	0.25%	2.83%
Opportunistic Municipal Fund, Class A [Member]	Class A Return Before Taxes	(4.05%)	3.44%
Opportunistic Municipal Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(4.05%)	3.42%
Opportunistic Municipal Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.83%)	3.55%
Opportunistic Municipal Fund, Class C [Member]	Class C Return Before Taxes	(2.01%)	3.52%
Opportunistic Municipal Fund, Institutional Class	Institutional Class Return Before Taxes	(0.06%)	4.37%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.